UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2013

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Corporate Income Shares

Portfolio of Investments

January 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 87.5%
Industrial - 41.6%
Basic - 5.4%
Air Products & Chemicals, Inc.
3.00%, 11/03/21	$40	$41,038
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	90	94,286
Barrick Gold Corp.
3.85%, 4/01/22	167	171,605
Dow Chemical Co. (The)
3.00%, 11/15/22	170	165,971
4.125%, 11/15/21	80	86,383
5.25%, 11/15/41	60	64,500
7.375%, 11/01/29	95	125,346
Ecolab, Inc.
4.35%, 12/08/21	94	104,289
5.50%, 12/08/41	50	58,989
EI du Pont de Nemours & Co.
3.625%, 1/15/21	110	119,402
Freeport-McMoRan Copper & Gold, Inc.
3.55%, 3/01/22	140	136,440
Georgia-Pacific LLC
5.40%, 11/01/20 (a)	50	58,892
7.25%, 6/01/28	180	233,537
Gerdau Trade, Inc.
5.75%, 1/30/21 (a)	100	110,500
International Paper Co.
4.75%, 2/15/22	100	111,419
7.95%, 6/15/18	200	256,889
Newmont Mining Corp.
3.50%, 3/15/22	280	280,318
Praxair, Inc.
3.25%, 9/15/15	110	117,147
Southern Copper Corp.
5.25%, 11/08/42	140	136,612
Vale Overseas Ltd.
4.375%, 1/11/22	170	175,584
6.25%, 1/11/16	100	111,884
Vale SA
5.625%, 9/11/42	100	101,899
Xstrata Finance Canada Ltd.
4.00%, 10/25/22 (a)	80	79,964

		2,942,894

Capital Goods - 3.5%
BAE Systems PLC
4.75%, 10/11/21 (a)	30	33,057
Boeing Co. (The)
5.875%, 2/15/40	90	114,667
Caterpillar, Inc.
3.90%, 5/27/21	140	154,236
CRH America, Inc.
5.30%, 10/15/13	130	133,854
Embraer SA
5.15%, 6/15/22	150	165,000
General Dynamics Corp.
3.875%, 7/15/21	50	55,047

	Principal Amount (000)	U.S. $ Value
General Electric Co.
5.25%, 12/06/17	$150	$175,363
Ingersoll-Rand Global Holding Co., Ltd.
9.50%, 4/15/14	135	148,056
John Deere Capital Corp.
3.15%, 10/15/21	189	196,515
Kennametal, Inc.
2.65%, 11/01/19	130	129,902
Lockheed Martin Corp.
3.35%, 9/15/21	160	166,254
Owens Corning
9.00%, 6/15/19	160	198,909
Republic Services, Inc.
3.55%, 6/01/22	145	149,827
Textron Financial Corp.
5.40%, 4/28/13	95	95,743

		1,916,430

Communications - Media - 5.9%
British Sky Broadcasting Group PLC
3.125%, 11/26/22 (a)	77	75,465
CBS Corp.
3.375%, 3/01/22	316	320,346
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	110	163,429
COX Communications, Inc.
5.875%, 12/01/16 (a)	135	157,328
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	290	292,553
5.00%, 3/01/21	110	121,635
Grupo Televisa SAB
6.00%, 5/15/18	200	235,462
NBCUniversal Media LLC
4.45%, 1/15/43	350	336,332
News America, Inc.
3.00%, 9/15/22	110	109,044
4.50%, 2/15/21	70	79,120
6.15%, 2/15/41	60	73,110
8.875%, 4/26/23	125	169,843
Omnicom Group, Inc.
6.25%, 7/15/19	115	138,861
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	75	95,706
TCI Communications, Inc.
7.875%, 2/15/26	150	204,602
Time Warner Cable, Inc.
4.00%, 9/01/21	40	42,614
4.50%, 9/15/42	100	92,980
5.50%, 9/01/41	25	26,479
5.875%, 11/15/40	30	33,220
6.55%, 5/01/37	39	46,119
6.75%, 7/01/18	125	154,827
WPP Finance 2010
3.625%, 9/07/22	200	198,873

		3,167,948

	Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 4.9%
American Tower Corp.
4.50%, 1/15/18	$40	$44,165
7.25%, 5/15/19	100	123,105
Ameritech Capital Funding Corp.
6.55%, 1/15/28	130	147,274
AT&T, Inc.
3.00%, 2/15/22	200	202,611
3.875%, 8/15/21	230	249,822
BellSouth Corp.
6.55%, 6/15/34	220	256,013
British Telecommunications PLC
9.625%, 12/15/30 (b)	125	194,470
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	55	74,549
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)	190	194,808
Qwest Corp.
6.75%, 12/01/21	230	266,866
Telefonica Emisiones SAU
5.462%, 2/16/21	140	151,589
United States Cellular Corp.
6.70%, 12/15/33	25	26,108
Verizon Communications, Inc.
3.50%, 11/01/21	150	157,907
6.25%, 4/01/37	160	200,041
Verizon New York, Inc.
Series B
7.375%, 4/01/32	290	371,538

		2,660,866

Consumer Cyclical - Automotive - 1.4%
Ford Motor Co.
6.50%, 8/01/18	125	146,406
Ford Motor Credit Co. LLC
5.00%, 5/15/18	375	411,110
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	60	65,265
Johnson Controls, Inc.
5.50%, 1/15/16	105	117,945

		740,726

Consumer Cyclical - Entertainment - 1.0%
Time Warner, Inc.
3.40%, 6/15/22	110	112,796
4.70%, 1/15/21	60	67,184
6.25%, 3/29/41	130	155,871
Viacom, Inc.
4.375%, 3/15/43 (a)	110	103,529
6.25%, 4/30/16	75	86,974

		526,354

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Other - 0.4%
Carnival Corp.
1.875%, 12/15/17	$130	$129,716
Marriott International, Inc./DE
3.00%, 3/01/19	101	104,878

		234,594

Consumer Cyclical - Restaurants - 0.4%
McDonald’s Corp.
2.625%, 1/15/22	90	91,366
5.35%, 3/01/18	50	59,740
Yum! Brands, Inc.
3.875%, 11/01/20	60	64,178

		215,284

Consumer Cyclical - Retailers - 2.1%
AutoZone, Inc.
5.50%, 11/15/15	110	123,558
CVS Caremark Corp.
5.75%, 5/15/41	100	121,084
Home Depot, Inc. (The)
5.40%, 9/15/40	80	97,332
5.875%, 12/16/36	30	38,357
Kohl’s Corp.
6.25%, 12/15/17	85	98,691
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	223	230,834
6.90%, 4/01/29	90	108,076
Wal-Mart Stores, Inc.
4.25%, 4/15/21	140	159,886
Walgreen Co.
1.80%, 9/15/17	180	180,459

		1,158,277

Consumer Non-Cyclical - 5.4%
AbbVie, Inc.
1.75%, 11/06/17 (a)	63	63,313
Actavis, Inc.
1.875%, 10/01/17	130	130,479
Ahold Finance USA LLC
6.875%, 5/01/29	75	94,322
Altria Group, Inc.
4.75%, 5/05/21	270	300,225
9.25%, 8/06/19	22	30,380
9.70%, 11/10/18	26	35,884
Bristol-Myers Squibb Co.
5.45%, 5/01/18	20	23,963
5.875%, 11/15/36	52	65,803
Coca-Cola Co. (The)
3.30%, 9/01/21	145	155,812
Colgate-Palmolive Co.
1.30%, 1/15/17	40	40,491
ConAgra Foods, Inc.
3.20%, 1/25/23	43	43,054
Express Scripts Holding Co.
3.50%, 11/15/16	60	64,496

	Principal Amount (000)	U.S. $ Value
General Mills, Inc.
3.15%, 12/15/21	$75	$77,958
5.70%, 2/15/17	60	70,039
Grupo Bimbo SAB de CV
4.50%, 1/25/22 (a)	100	108,606
Hershey Co. (The)
1.50%, 11/01/16	148	150,906
Kimberly-Clark Corp.
2.40%, 3/01/22	80	79,643
6.125%, 8/01/17	30	36,347
Kraft Foods Group, Inc.
1.625%, 6/04/15	165	167,752
Kroger Co. (The)
3.40%, 4/15/22	70	71,163
Lorillard Tobacco Co.
7.00%, 8/04/41	100	119,107
8.125%, 6/23/19	125	159,353
McKesson Corp.
7.50%, 2/15/19	105	135,239
PepsiCo, Inc.
3.00%, 8/25/21	280	288,648
Procter & Gamble Co. (The)
5.80%, 8/15/34	55	71,036
6.45%, 1/15/26	20	27,009
Reynolds American, Inc.
3.25%, 11/01/22	61	60,370
Tyson Foods, Inc.
4.50%, 6/15/22	110	118,296
Wyeth LLC
6.00%, 2/15/36	100	126,848

		2,916,542

Energy - 6.3%
Anadarko Petroleum Corp.
5.95%, 9/15/16	245	281,000
6.45%, 9/15/36	80	95,790
Apache Corp.
4.25%, 1/15/44	165	157,755
5.625%, 1/15/17	135	157,027
ConocoPhillips
6.00%, 1/15/20	160	199,775
ConocoPhillips Holding Co.
6.95%, 4/15/29	116	158,617
Encana Corp.
3.90%, 11/15/21	200	211,182
Hess Corp.
5.60%, 2/15/41	40	42,261
7.875%, 10/01/29	64	82,628
Lukoil International Finance BV
6.356%, 6/07/17 (a)	100	114,040
Marathon Petroleum Corp.
5.125%, 3/01/21	100	115,016
6.50%, 3/01/41	60	73,240
Nabors Industries, Inc.
9.25%, 1/15/19	124	157,142
National Oilwell Varco, Inc.
1.35%, 12/01/17	130	129,564
Nexen, Inc.
7.50%, 7/30/39	125	177,369

	Principal Amount (000)	U.S. $ Value
Noble Energy, Inc.
4.15%, 12/15/21	$68	$73,600
8.25%, 3/01/19	98	126,730
Noble Holding International Ltd.
4.90%, 8/01/20	90	99,769
Phillips 66
4.30%, 4/01/22	94	103,046
Talisman Energy, Inc.
7.75%, 6/01/19	40	51,553
Transocean, Inc.
6.375%, 12/15/21	100	117,690
6.50%, 11/15/20	90	105,200
Valero Energy Corp.
6.125%, 2/01/20	120	144,281
6.625%, 6/15/37	67	79,225
9.375%, 3/15/19	65	89,015
Weatherford International Ltd./Bermuda
4.50%, 4/15/22	75	76,803
5.125%, 9/15/20	85	90,959
9.625%, 3/01/19	90	117,320

		3,427,597

Technology - 2.5%
Cisco Systems, Inc.
3.15%, 3/14/17	140	150,607
Google, Inc.
2.125%, 5/19/16	100	104,445
Hewlett-Packard Co.
3.75%, 12/01/20	60	57,536
4.375%, 9/15/21	75	73,887
4.65%, 12/09/21	184	184,984
Intel Corp.
4.80%, 10/01/41	100	104,567
Microsoft Corp.
4.20%, 6/01/19	70	79,869
Motorola Solutions, Inc.
3.75%, 5/15/22	130	130,349
Oracle Corp.
5.00%, 7/08/19	105	125,215
5.375%, 7/15/40	77	93,603
6.50%, 4/15/38	75	101,883
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	120	122,313

		1,329,258

Transportation - Airlines - 0.4%
Southwest Airlines Co.
5.25%, 10/01/14	65	69,493
5.75%, 12/15/16	130	146,353

		215,846

Transportation - Railroads - 1.0%
Canadian Pacific Railway Co.
7.25%, 5/15/19	80	101,033
CSX Corp.
4.40%, 3/01/43	130	127,781
4.75%, 5/30/42	50	51,480

	Principal Amount (000)	U.S. $ Value
Norfolk Southern Corp.
3.25%, 12/01/21	$180	$185,649
Union Pacific Corp.
4.00%, 2/01/21	40	44,366

		510,309

Transportation - Services - 1.0%
Asciano Finance Ltd.
5.00%, 4/07/18 (a)	39	42,297
FedEx Corp.
7.375%, 1/15/14	85	90,373
8.00%, 1/15/19	40	52,568
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.75%, 5/11/17 (a)	120	126,320
Ryder System, Inc.
2.50%, 3/01/18	135	137,854
5.85%, 11/01/16	28	31,568
United Parcel Service, Inc.
3.125%, 1/15/21	70	73,988

		554,968

		22,517,893

Financial Institutions - 34.7%
Banking - 22.0%
American Express Credit Corp.
2.80%, 9/19/16	225	237,689
Banco Bradesco SA/Cayman Islands
5.75%, 3/01/22 (a)	200	216,564
Bank of America Corp.
5.00%, 5/13/21	370	413,914
5.70%, 1/24/22	140	164,180
5.875%, 2/07/42	145	176,203
Series 1
3.75%, 7/12/16	250	266,653
Bank of New York Mellon Corp. (The)
1.20%, 2/20/15	100	101,147
1.70%, 11/24/14	130	132,559
3.55%, 9/23/21	70	74,985
Bank One Michigan
8.25%, 11/01/24	440	607,499
Barclays Bank PLC
5.14%, 10/14/20	125	129,939
BB&T Corp.
5.20%, 12/23/15	30	33,309
5.25%, 11/01/19	200	230,265
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	410	462,826
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC
4.80%, 6/24/15 (a)	100	105,746
BNP Paribas SA
5.00%, 1/15/21	89	99,529
Capital One Bank USA NA
8.80%, 7/15/19	250	342,452

	Principal Amount (000)	U.S. $ Value
Capital One Financial Corp.
6.15%, 9/01/16	$108	$124,368
Citigroup, Inc.
1.25%, 1/15/16	200	198,999
4.45%, 1/10/17	150	164,646
4.875%, 5/07/15	170	181,110
5.00%, 9/15/14	155	163,245
5.375%, 8/09/20	200	233,708
5.875%, 1/30/42	65	78,147
6.625%, 1/15/28	55	64,615
Countrywide Financial Corp.
6.25%, 5/15/16	253	280,192
Deutsche Bank Financial LLC
5.375%, 3/02/15	150	160,047
Fifth Third Bancorp
3.50%, 3/15/22	31	32,081
3.625%, 1/25/16	80	85,299
6.25%, 5/01/13	105	106,425
Goldman Sachs Group, Inc. (The)
2.375%, 1/22/18	75	75,185
5.75%, 1/24/22	185	215,642
6.00%, 6/15/20	585	690,173
6.125%, 2/15/33	2	2,343
6.75%, 10/01/37	165	186,255
HSBC Bank USA NA/New York NY
4.625%, 4/01/14	145	151,108
HSBC Holdings PLC
4.00%, 3/30/22	150	159,758
JPMorgan Chase & Co.
4.50%, 1/24/22	157	172,996
4.95%, 3/25/20	220	251,861
KeyBank NA/Cleveland OH
5.80%, 7/01/14	250	267,398
Morgan Stanley
5.625%, 9/23/19	355	402,620
Series G
5.50%, 7/24/20	450	502,902
6.625%, 4/01/18	100	117,808
People’s United Financial, Inc.
3.65%, 12/06/22	175	176,481
PNC Bank NA
4.875%, 9/21/17	400	455,670
Royal Bank of Scotland PLC (The)
4.375%, 3/16/16	70	76,381
9.50%, 3/16/22 (a)	260	307,479
Santander Holdings USA, Inc./PA
3.00%, 9/24/15	99	101,374
Societe Generale SA
2.75%, 10/12/17	250	255,503
State Street Corp.
4.956%, 3/15/18	240	271,198
SunTrust Bank/Atlanta GA
7.25%, 3/15/18	145	179,720
SunTrust Banks, Inc.
3.50%, 1/20/17	120	128,177
UBS AG/Stamford CT
5.75%, 4/25/18	130	153,334
5.875%, 12/20/17	170	201,823

	Principal Amount (000)	U.S. $ Value
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	$100	$103,797
Wachovia Bank NA
5.85%, 2/01/37	300	364,870
Wells Fargo & Co.
3.50%, 3/08/22	75	78,176
4.60%, 4/01/21	160	180,802

		11,899,175

Finance - 2.7%
GE Capital Trust I
6.375%, 11/15/67	345	364,217
General Electric Capital Corp.
5.40%, 2/15/17	235	269,085
5.625%, 5/01/18	340	400,038
5.875%, 1/14/38	140	163,689
HSBC Finance Capital Trust IX
5.911%, 11/30/35	170	172,550
SLM Corp.
5.05%, 11/14/14	110	115,503

		1,485,082

Insurance - 7.1%
Aflac, Inc.
3.45%, 8/15/15	15	15,958
American International Group, Inc.
3.80%, 3/22/17	50	53,897
6.40%, 12/15/20	230	281,592
8.175%, 5/15/58	65	84,500
Assurant, Inc.
5.625%, 2/15/14	70	73,029
Berkshire Hathaway Finance Corp.
5.40%, 5/15/18	165	195,578
Chubb Corp. (The)
5.75%, 5/15/18	140	170,860
CIGNA Corp.
7.875%, 5/15/27	65	83,863
Coventry Health Care, Inc.
6.125%, 1/15/15	55	59,853
6.30%, 8/15/14	95	102,297
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	42	56,108
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	140	157,483
5.50%, 3/30/20	100	114,356
6.10%, 10/01/41	45	52,157
Lincoln National Corp.
4.85%, 6/24/21	50	55,694
8.75%, 7/01/19	82	109,503
Markel Corp.
7.125%, 9/30/19	59	71,936
Metlife Capital Trust IV
7.875%, 12/15/37 (a)	150	186,000
Metropolitan Life Global Funding I
1.50%, 1/10/18 (a)	250	248,089

	Principal Amount (000)	U.S. $ Value
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	$130	$187,561
Principal Financial Group, Inc.
1.85%, 11/15/17	170	170,992
Progressive Corp. (The)
6.70%, 6/15/37	62	67,270
Prudential Financial, Inc.
4.50%, 11/15/20	39	43,130
5.625%, 6/15/43	200	206,250
Series B
5.75%, 7/15/33	150	169,607
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	90	114,199
UnitedHealth Group, Inc.
3.375%, 11/15/21	120	125,434
4.875%, 3/15/15	140	152,196
WellPoint, Inc.
5.875%, 6/15/17	20	23,530
7.00%, 2/15/19	210	263,749
XL Group PLC
6.25%, 5/15/27	75	87,113
6.375%, 11/15/24	43	52,356

		3,836,140

REITS - 2.9%
Digital Realty Trust LP
3.625%, 10/01/22	140	138,756
Duke Realty LP
6.75%, 3/15/20	55	66,801
HCP, Inc.
5.65%, 12/15/13	105	109,444
6.70%, 1/30/18	110	133,185
Health Care REIT, Inc.
2.25%, 3/15/18	107	107,446
5.25%, 1/15/22	100	111,831
6.20%, 6/01/16	85	97,142
Hospitality Properties Trust
5.00%, 8/15/22	160	169,718
Kimco Realty Corp.
4.30%, 2/01/18	80	88,647
6.875%, 10/01/19	70	88,119
Realty Income Corp.
5.75%, 1/15/21	160	186,037
Ventas Realty LP/Ventas Capital Corp.
2.00%, 2/15/18	156	155,683
4.25%, 3/01/22	129	136,441

		1,589,250

		18,809,647

Utility - 10.7%
Electric - 5.9%
CenterPoint Energy, Inc.
5.95%, 2/01/17	115	132,513
Consolidated Edison Co. of New York, Inc.
4.45%, 6/15/20	100	114,371
6.65%, 4/01/19	40	50,689
Series 07-A
6.30%, 8/15/37	30	39,510

	Principal Amount (000)	U.S. $ Value
Constellation Energy Group, Inc.
4.55%, 6/15/15	$90	$96,975
DTE Energy Co.
6.35%, 6/01/16	130	151,257
Duke Energy Corp.
3.55%, 9/15/21	100	104,647
Enersis SA/Cayman Island
7.40%, 12/01/16	70	81,420
Exelon Corp.
4.90%, 6/15/15	220	239,160
FirstEnergy Corp.
Series C
7.375%, 11/15/31	107	133,723
FirstEnergy Solutions Corp.
6.05%, 8/15/21	140	160,182
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (a)	125	132,478
Integrys Energy Group, Inc.
6.11%, 12/01/66	120	127,500
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	100	124,316
Nisource Finance Corp.
5.40%, 7/15/14	105	111,718
6.80%, 1/15/19	100	121,122
Oncor Electric Delivery Co. LLC
6.80%, 9/01/18	115	142,515
Pacific Gas & Electric Co.
4.50%, 12/15/41	50	52,545
5.625%, 11/30/17	195	233,142
PacifiCorp
6.00%, 1/15/39	70	90,268
Potomac Electric Power Co.
6.50%, 11/15/37	65	88,326
PPL Capital Funding, Inc.
3.50%, 12/01/22	109	109,577
PPL Energy Supply LLC
6.50%, 5/01/18	110	131,105
PSEG Power LLC
4.15%, 9/15/21	23	24,481
System Energy Resources, Inc.
4.10%, 4/01/23	97	98,732
Virginia Electric and Power Co.
1.20%, 1/15/18	300	298,967

		3,191,239

Natural Gas - 4.8%
AGL Capital Corp.
5.25%, 8/15/19	105	124,500
CenterPoint Energy Resources Corp.
4.50%, 1/15/21	99	110,650
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	15	17,395
DCP Midstream LLC
9.75%, 3/15/19 (a)	90	117,815
Enbridge Energy Partners LP
4.20%, 9/15/21	100	106,348

	Principal Amount (000)	U.S. $ Value
Energy Transfer Partners LP
4.65%, 6/01/21	$70	$75,425
5.20%, 2/01/22	120	133,958
6.70%, 7/01/18	110	132,406
Enterprise Products Operating LLC
5.25%, 1/31/20	150	174,879
Series N
6.50%, 1/31/19	105	129,782
Kinder Morgan Energy Partners LP
3.50%, 3/01/16	120	127,574
3.95%, 9/01/22	120	125,188
7.40%, 3/15/31	145	184,636
ONEOK Partners LP
3.375%, 10/01/22	310	309,734
Spectra Energy Capital LLC
6.20%, 4/15/18	71	86,219
8.00%, 10/01/19	70	92,448
Spectra Energy Partners LP
4.60%, 6/15/21	75	79,068
Williams Cos., Inc. (The)
3.70%, 1/15/23	143	140,826
Williams Partners LP
5.25%, 3/15/20	115	131,574
Williams Partners LP / Williams Partners Finance Corp.
7.25%, 2/01/17	175	210,936

		2,611,361

		5,802,600

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21	250	273,904

Total Corporates - Investment Grades (cost $45,357,978)		47,404,044

GOVERNMENTS - TREASURIES - 6.0%
United States - 6.0%
U.S. Treasury Bonds
3.00%, 5/15/42	166	161,435
3.125%, 2/15/42	470	469,266
4.625%, 2/15/40	195	252,891
5.375%, 2/15/31	791	1,091,471
U.S. Treasury Notes
0.625%, 8/31/17	120	119,156
1.625%, 8/15/22-11/15/22	1,220	1,181,684

Total Governments - Treasuries (cost $3,291,707)		3,275,903

GOVERNMENTS - SOVEREIGN BONDS - 0.7%
Colombia - 0.2%
Colombia Government International Bond
6.125%, 1/18/41	100	128,000

Italy - 0.2%
Italy Government International Bond
5.25%, 9/20/16	100	107,646
6.875%, 9/27/23	20	23,396

		131,042

	Principal Amount (000)	U.S. $ Value
Peru - 0.3%
Peruvian Government International Bond
6.55%, 3/14/37	$100	$136,250

Total Governments - Sovereign Bonds (cost $371,152)		395,292

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Mexico - 0.7%
Comision Federal de Electricidad
5.75%, 2/14/42 (a)	200	222,000
Pemex Project Funding Master Trust
6.625%, 6/15/35	140	169,050

Total Quasi-Sovereigns (cost $370,623)		391,050

GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
Brazil - 0.4%
Banco do Brasil SA/Cayman
5.875%, 1/26/22 (a)
(cost $219,760)	200	214,500

CORPORATES - NON-INVESTMENT GRADES - 0.3%
Industrial - 0.2%
Basic - 0.2%
Commercial Metals Co.
7.35%, 8/15/18	80	88,200

Financial Institutions - 0.1%
Finance - 0.1%
International Lease Finance Corp.
5.625%, 9/20/13	65	66,544

Total Corporates - Non-Investment Grades (cost $145,504)		154,744

	Shares
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
Insurance - 0.3%
Allstate Corp. (The)
5.10%
(cost $141,146)	5,575	142,330

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 4.4%
Time Deposit - 4.4%
State Street Time Deposit 0.01%, 2/01/13 (cost $2,374,753)	$2,375	$2,374,753

Total Investments - 100.3% (cost $52,272,623) (c)		54,352,616
Other assets less liabilities - (0.3)%		(156,710)

Net Assets - 100.0%		$54,195,906

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG:
CDX NAIG-Series 19 5 Year Index, 12/20/17*	1.00%	0.89%	$1,250	$7,942	$4,247	$3,695

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate market value of these securities amounted to $3,431,521 or 6.3% of net assets.
(b)	Variable rate coupon, rate shown as of January 31, 2013.
(c)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,318,944 and gross unrealized depreciation of investments was $(238,951), resulting in net unrealized appreciation of $2,079,993.

Glossary:

CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
REIT	-	Real Estate Investment Trust

AllianceBernstein Corporate Income Shares

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$47,404,044		$	– 0	–	$47,404,044
Governments - Treasuries		– 0	–	3,275,903			– 0	–	3,275,903
Governments - Sovereign Bonds		– 0	–	395,292			– 0	–	395,292
Quasi-Sovereigns		– 0	–	391,050			– 0	–	391,050
Governments - Sovereign Agencies		– 0	–	214,500			– 0	–	214,500
Corporates - Non-Investment Grades		– 0	–	154,744			– 0	–	154,744
Preferred Stocks		142,330		– 0	–		– 0	–	142,330
Short-Term Investments		– 0	–	2,374,753			– 0	–	2,374,753

Total Investments in Securities		142,330		54,210,286			– 0	–	54,352,616
Other Financial Instruments* :
Assets:
Credit Default Swap Contracts		– 0	–	3,695			– 0	–	3,695
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total^		$142,330		$54,213,981		$	– 0	–	$54,356,311

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein - Municipal Income Shares

Portfolio of Investments

January 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 102.3%
Long-Term Municipal Bonds - 96.2%
Alabama - 1.0%
Cullman Cnty AL Hlth Care Auth (Cullman Regl Med Ctr)
Series 2009A
7.00%, 2/01/36	$400	$437,932
Jefferson Cnty AL LT Sch Wts
Series 2004A
5.00%, 1/01/24	65	64,244
Pell City AL Spl Care Fac Fin Auth (Noland Health Services)
5.00%, 12/01/39	600	638,688
Selma AL IDB (International Paper Co.)
Series 2010A
5.80%, 5/01/34	200	225,094

		1,365,958

Alaska - 0.1%
Koyukuk AK Hlth Care Fac (Tanana Chiefs Conference)
7.75%, 10/01/41	100	113,880

Arizona - 1.8%
Arizona Hlth Fac Auth (Beatitudes Campus)
5.10%, 10/01/22	200	205,212
5.20%, 10/01/37	350	343,770
Downtown Phoenix Hotel Corp. AZ
FGIC Series 2005A
5.00%, 7/01/40	150	150,839
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	100	124,010
Quechan Indian Tribe
Series 2012A
9.75%, 5/01/25	100	110,908
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	1,380	1,574,566

		2,509,305

California - 17.2%
Assn Bay Area Govt CA Non-Prof (Episcopal Senior Communities)
5.00%, 7/01/47	1,000	1,060,800
6.125%, 7/01/41	100	117,220
California Ed Fac Auth (Univ of The Pacific)
Series 2012A
5.00%, 11/01/42	100	110,254
California GO
5.00%, 4/01/42	1,005	1,139,017
California Mun Fin Auth (Azusa Pacific University)
Series 2011B
7.75%, 4/01/31	85	100,741

	Principal Amount (000)	U.S. $ Value
California Mun Fin Auth (Partnerships Uplift Cmnty Proj)
5.30%, 8/01/47	$1,025	$1,044,127
California Mun Fin Auth (Rocketship Seven-Alma Academy)
6.25%, 6/01/43	765	778,969
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 11/21/45	3,400	3,534,334
California St Sch Fin Auth Edu (Tri Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47	750	779,003
California Statewide CDA (Eskaton Properties, Inc.)
5.25%, 11/15/34	530	568,499
California Statewide CDA (Front Porch Communities)
5.125%, 4/01/37 (a)	100	105,005
California Statewide CDA (Rocketship Four-Mosiac Elementary)
Series 2011A
8.50%, 12/01/41	100	116,628
California Statewide CDA (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	140	159,016
California Statewide CDA (The Terraces at San Joaquin Gardens)
6.00%, 10/01/42-10/01/47	750	809,220
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38 (a)	100	101,556
Golden St Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47	2,780	2,391,912
Met Wtr Dist Southern CA Wtr
Series 2012G
5.00%, 7/01/31	5,000	6,055,800
Poway CA USD CFD #6
5.00%, 9/01/36	300	323,655
San Buenaventura CA Hosp (Community Memorial Hlth System)
7.50%, 12/01/41	100	124,194
San Diego CA Pub Fac Fin Auth (San Diego CA Wtr)
Series A
5.00%, 8/01/30	400	479,148
San Francisco City/Cnty CA Redev CFD #6 (Mission Bay South Public Imp)
5.00%, 8/01/31 (b)	1,000	1,060,530
San Jose CA Arpt
AMBAC Series 2007A
5.00%, 3/01/37	100	105,140
Southern CA Logistics Arpt Auth Proj
5.00%, 12/01/43	1,585	1,169,080
XLCA
5.00%, 12/01/36	100	76,493

	Principal Amount (000)	U.S. $ Value
Tobacco Securitization Auth Southern CA
Series 2006A1-SNR
5.125%, 6/01/46	$510	$449,264
Univ of California
Series 2012G
5.00%, 5/15/30 (c)	1,000	1,185,800
Upland CA Cmnty Redev Agy (Upland CA Cmnty Fac Dist Spl Tax)
5.00%, 9/01/31	225	243,299
Vernon CA Elec Sys
Series 2012A
5.50%, 8/01/41	100	109,025

		24,297,729

Colorado - 2.1%
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.00%, 12/01/42	910	992,764
Park Creek Met Dist CO
5.50%, 12/01/37	200	213,970
Plaza Met District #1 CO
5.00%, 12/01/40	1,500	1,551,690
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	200	230,532

		2,988,956

Delaware - 1.0%
Delaware EDA (Newark Charter School)
5.00%, 9/01/42	1,310	1,404,687

District of Columbia - 1.5%
District of Columbia (American Society of Hematology)
5.00%, 7/01/42	400	432,388
District of Columbia (Center for Strategic and Intl Studies DC)
6.625%, 3/01/41	100	110,053
District of Columbia (Friendship Pub Charter Sch)
5.00%, 6/01/42	1,420	1,473,491
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	100	122,138

		2,138,070

Florida - 4.9%
Alachua Cnty FL Hlth Fac Auth (Oak Hammock at The Univ of Florida)
Series 2012A
8.00%, 10/01/46	435	526,598
Alachua Cnty FL Hlth Fac Auth (Terraces at Bonita Springs)
8.125%, 11/15/46	100	117,612

	Principal Amount (000)	U.S. $ Value
Broward Cnty FL Arpt Sys (Fort Lauderdale Hollywood Intl Arpt Fl)
Series 2012Q
5.00%, 10/01/42	$2,000	$2,223,120
Capital Trust Agy FL (Million Air One)
7.75%, 1/01/41	520	583,534
Lakeland FL ED Fac (Florida Southern College)
Series 2012
5.00%, 9/01/30-9/01/37	665	728,469
Martin Cnty FL Hlth Fac Auth (Martin Mem Med Ctr)
5.50%, 11/15/32	600	676,926
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
5.00%, 11/15/29	750	813,315
6.75%, 11/15/21	170	184,997
Mid-Bay Brdg Auth FL
Series 2011A
7.25%, 10/01/40	300	384,399
Orange Cnty FL Hlth Fac Auth (Orlando Health)
5.00%, 10/01/42	615	671,088
Palm Beach Cnty FL Hlth Fac Auth (Waterford Retirement Communities)
5.875%, 11/15/37	100	105,712

		7,015,770

Georgia - 0.2%
De Kalb Cnty GA Hosp Auth (De Kalb Medical Center)
6.125%, 9/01/40	200	235,670

Hawaii - 0.9%
Hawaii Dept Budget & Finance (Kahala Nui)
5.125%, 11/15/32	200	219,066
5.25%, 11/15/37	975	1,053,088

		1,272,154

Idaho - 0.2%
Idaho Hsg & Fin Assn (Battelle Energy Alliance LLC TDF Proj)
Series 2010A
7.00%, 2/01/36	200	225,798

Illinois - 4.0%
Chicago IL HFA MFHR (Goldblatts Supportive Living Project)
6.375%, 12/01/52	1,050	1,050,284
Chicago IL Transit Auth Fed Hwy Grant (Chicago IL Fed Hwy Grant)
5.00%, 6/01/18	1,170	1,350,823
Illinois Finance Auth (Greenfields of Geneva)
Series 2010C
6.25%, 2/15/16	20	20,021

	Principal Amount (000)	U.S. $ Value
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/19	$100	$102,276
Illinois Finance Auth (Lake Forest College)
Series 2012A
6.00%, 10/01/48	400	416,312
Illinois Finance Auth (Lutheran Senior Svcs)
5.75%, 5/15/46	2,010	2,111,505
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	90	90,231
Illinois Finance Auth (The Admiral at The Lake)
Series 2010A
8.00%, 5/15/46	200	238,764
Illinois Finance Auth (Uno Charter Sch Network, Inc.)
Series 2011A
7.125%, 10/01/41	100	114,925
Illinois GO
5.00%, 3/01/33	100	110,344

		5,605,485

Indiana - 5.2%
Indiana Finance Auth (Community Health Network)
Series 2012A
5.00%, 5/01/42	3,475	3,822,674
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40-8/15/45	1,270	1,376,988
Knox Cnty IN Econ Dev (Good Samaritan Hospital)
Series 2012A
5.00%, 4/01/37-4/01/42	1,740	1,894,219
The Barrington at Carmel
Series 2012A
7.125%, 11/15/47	270	292,812

		7,386,693

Iowa - 1.3%
Iowa Finance Auth (Alcoa, Inc.)
4.75%, 8/01/42	725	734,954
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46	1,155	1,105,578

		1,840,532

Kansas - 0.2%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.50%, 5/15/39	225	228,487

	Principal Amount (000)	U.S. $ Value
Kentucky - 0.8%
Kentucky Econ Dev Fin Auth (Masonic Homes of Kentucky)
5.50%, 11/15/45	$1,000	$1,015,780
Kentucky Econ Dev Fin Auth (Owensboro Med Hlth Sys)
Series 2010A
6.375%, 6/01/40	100	120,357

		1,136,137

Louisiana - 1.6%
Jefferson Parish LA Hosp Svc Dist #2 (East Jefferson General Hospital)
6.375%, 7/01/41	940	1,104,594
Louisiana Loc Govt Envrn Fac & CDA (Woman’s Hospital Foundation)
Series 2010A
6.00%, 10/01/44	400	456,816
St John Baptist Parish LA (Marathon Oil Corp.)
Series 2007A
5.125%, 6/01/37	650	694,148

		2,255,558

Massachusetts - 4.8%
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A
5.25%, 7/01/42	745	827,241
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2012B
5.00%, 8/15/30	5,000	6,020,950

		6,848,191

Michigan - 3.6%
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/31	120	135,820
Detroit MI Swr Disp
Series A
5.25%, 7/01/39	400	436,236
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/32-11/15/46	300	321,310
Michigan Strategic Fund (Evangelical Homes of Michigan Hall)
5.50%, 6/01/47 (b)	2,000	2,011,420
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48	1,950	1,851,505

	Principal Amount (000)	U.S. $ Value
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
NPFGC-RE
5.00%, 12/01/27	$300	$324,219

		5,080,510

Minnesota - 0.6%
Duluth MN EDA (St Lukes Hlth Sys)
5.75%, 6/15/32	815	874,682

Missouri - 0.1%
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	100	108,496

Nebraska - 1.6%
Central Plains Energy Proj Gas (Goldman Sachs Group, Inc.)
5.00%, 9/01/32-9/01/42	2,075	2,299,078

Nevada - 0.1%
Reno NV Hosp (Renown Regl Med Ctr)
Series 2007A
5.25%, 6/01/41	130	135,911

New Hampshire - 0.3%
New Hampshire Hlth & Ed Fac Auth (Southern New Hampshire Univ.)
5.00%, 1/01/42	415	454,940

New Jersey - 3.0%
New Jersey EDA (Continental Airlines)
5.25%, 9/15/29	825	840,724
7.00%, 11/15/30	220	221,019
New Jersey EDA (Umm Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	735	769,736
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	100	111,433
Tobacco Settlement Fin Corp. NJ
Series 2007 1A
5.00%, 6/01/41	2,515	2,259,074

		4,201,986

New Mexico - 0.8%
New Mexico Hosp Equip Loan Coun (Gerald Champion Regl Med Ctr)
5.50%, 7/01/42	1,060	1,096,920

New York - 6.2%
Build NYC Resource Corp. (YMCA of Grtr New York)
5.00%, 8/01/42	900	1,012,068
Liberty NY Dev Corp. (Goldman Sachs Group, Inc.)
5.25%, 10/01/35	675	805,538

	Principal Amount (000)	U.S. $ Value
Metropolitan Trnsp Auth NY
Series 2012E
5.00%, 11/15/42	$580	$658,689
Series 2013A
5.00%, 11/15/38	1,500	1,709,430
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (c)	190	223,130
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27	100	65,946
Nassau Cnty NY Local Econ Asst Corp. (Winthrop Univ Hlth)
5.00%, 7/01/37	300	323,313
New York NY IDA (American Airlines, Inc.)
7.75%, 8/01/31	100	115,218
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2012A
5.00%, 12/15/29-12/15/30 (c)	1,005	1,839,749
New York St Liberty Dev Corp. (7 World Trade Ctr Proj)
5.00%, 3/15/44	100	108,204
New York St Thruway Auth
5.00%, 4/01/29 (c)	500	595,395
Newburgh NY GO
Series A
5.625%, 6/15/34	245	252,257
Niagara NY Dev Corp. (Covanta Energy Corp.)
5.25%, 11/01/42	1,000	1,031,620
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
5.25%, 9/15/16	50	40,923

		8,781,480

North Carolina - 0.3%
North Carolina Med Care Comm (Pennybyrn at Maryfield)
6.00%, 10/01/23	275	281,600
Series A
6.125%, 10/01/35	100	101,467

		383,067

Ohio - 4.5%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47	3,105	2,796,456
Erie Cnty OH Hosp (Firelands Regional Med Ctr)
5.25%, 8/15/46	1,115	1,177,696
Hamilton Cnty OH Hlth Care (Life Enriching Communities)
5.00%, 1/01/42	1,030	1,075,784
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club of Grove City)
Series 2004A
6.25%, 12/01/36	1,000	1,008,360

	Principal Amount (000)	U.S. $ Value
S Estrn OH Port Auth Hosp Facs (Memorial Health Sys)
6.00%, 12/01/42	$300	$323,760

		6,382,056

Oklahoma - 0.8%
Oklahoma Cnty OK Fin Auth (Epworth Village)
Series 2012A
5.125%, 4/01/42	1,000	1,007,560
Oklahoma Dev Fin Auth (Inverness Village)
6.00%, 1/01/32	185	199,397

		1,206,957

Oregon - 0.2%
Salem OR Hosp Fac Auth Revenue (Capital Manor, Inc.)
6.00%, 5/15/47	225	242,039

Pennsylvania - 2.0%
Allegheny Cnty PA Hgr Ed Bldg Auth (Chatham Univ)
Series 2012A
5.00%, 9/01/35	230	253,327
Clairton PA Muni Auth
Series 2012B
5.00%, 12/01/37-12/01/42	580	607,868
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
5.25%, 1/01/41	750	768,180
6.125%, 1/01/45	180	197,411
Montgomery Cnty PA IDA (Philadelphia Presbyterian Homes, Inc.)
6.50%, 12/01/25	200	239,976
Norristown PA Area SD COP
5.00%, 4/01/32	100	104,553
North Eastern PA Hosp & ED Auth (Wilkes Univ)
Series 2012A
5.25%, 3/01/42	265	285,802
Pennsylvania Econ Dev Fin Auth (Amtrak)
Series 2012A
5.00%, 11/01/41	130	138,770
Philadelphia Hosp & Hgr Ed Fac Auth (Temple Univ Hlth Sys)
Series 2012A
5.625%, 7/01/42	270	294,586

		2,890,473

Puerto Rico - 1.1%
Puerto Rico Elec Pwr Auth
Series 2012A
5.00%, 7/01/42	525	516,238
Puerto Rico GO
Series 2012A
5.00%, 7/01/41	180	173,387
5.50%, 7/01/39	485	494,967

	Principal Amount (000)	U.S. $ Value
Puerto Rico Ind Med & Envrn Poll Ctl Fac (Ana G Mendez University Sys)
5.375%, 4/01/42	$335	$336,537
Puerto Rico Pub Fin Corp.
Series B
6.00%, 8/01/26	100	106,209

		1,627,338

Rhode Island - 0.2%
Rhode Island Hlth & Ed Bldg Corp. (Tockwotton Home)
8.375%, 1/01/46	150	179,796
Tobacco Settlement Fin Corp. RI (Rhode Island Tobacco Asset Sec)
6.25%, 6/01/42	100	102,965

		282,761

South Carolina - 0.3%
South Carolina St Public Svc Auth
AMBAC
5.00%, 1/01/32 (c)	400	444,700

South Dakota - 0.1%
Sioux Falls SD Hlth Fac (Dow Rummel Village)
5.00%, 11/15/26	100	100,095

Tennessee - 2.1%
Johnson City TN Hlth & Ed (Mountain States Health Alliance Auxiliar)
5.00%, 8/15/42	1,790	1,967,854
5.50%, 7/01/36	200	214,456
Shelby Cnty TN Hlth ED & Hsg Fac Brd (The Village of Germantown)
5.375%, 12/01/47	800	806,920

		2,989,230

Texas - 8.5%
Brazos River TX Hbr Nav Dist (Dow Chemical Co.)
Series 2008A
5.95%, 5/15/33	200	229,148
Central TX Regl Mobility Auth
6.00%, 1/01/41	120	140,017
Clifton TX Hgr Ed Fac Auth (Idea Public Schools)
5.00%, 8/15/42	530	572,951
Dallas Fort Worth TX Intl Arpt
Series 2012E
5.00%, 11/01/35	1,500	1,639,605
Gregg Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
Series 2012C
5.00%, 7/01/42	1,045	1,112,706
Houston TX Arpt Sys
Series 2012A
5.00%, 7/01/32	185	206,286

	Principal Amount (000)	U.S. $ Value
Houston TX Util Sys
Series 4081
5.00%, 11/15/28 (c)	$400	$481,156
Love Field Arpt Modernization Corp. TX (Southwest Airlines Co.)
5.00%, 11/01/28	100	108,837
5.25%, 11/01/40	135	147,348
North Texas Ed Fin Corp. (Uplift Education)
Series A
5.125%, 12/01/42	280	302,484
Red River TX Hlth Facs Dev Corp. (Wichita Falls Retirement Fndtn)
5.50%, 1/01/32	1,040	1,086,831
Sanger TX Indl Dev (German Pellets Gmbh)
Series 2012B
8.00%, 7/01/38	600	641,160
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.50%, 11/15/22	200	210,870
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/44	1,000	1,115,990
Texas MUN Gas ACQ & Supply Corp. III (Macquarie Group Ltd.)
5.00%, 12/15/31	350	381,549
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	660	799,880
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	200	238,376
Texas Trnsp Comm (Central Texas Turnpike)
Series 2012A
5.00%, 8/15/41	2,085	2,300,944
Travis Cnty TX Hlth Fac (Longhorn Village)
Series A
7.00%, 1/01/32	200	211,142
Viridian Mun Mgmt Dist TX
9.00%, 12/01/37	75	85,908

		12,013,188

Utah - 0.3%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	100	108,797
Utah St Charter Sch Fin Auth (Early Light Academy)
8.50%, 7/15/46	100	116,364
Utah St Charter Sch Fin Auth (Hawthorn Academy)
8.25%, 7/15/46	100	111,079

	Principal Amount (000)	U.S. $ Value
Utah St Charter Sch Fin Auth (North Star Academy)
Series 2010A
7.00%, 7/15/45	$100	$112,440

		448,680

Vermont - 0.1%
Vermont EDA (Wake Robin Corp. Proj)
5.40%, 5/01/33	200	211,764

Virginia - 8.2%
Chesapeake Trnsp Sys Toll Road (Chesapeake VA Toll Road)
Series 2012A
5.00%, 7/15/47	300	320,961
Chesterfield Cnty VA EDA (Brandermill Woods)
5.125%, 1/01/43	1,030	1,047,263
Fairfax Cnty VA EDA (Vinson Hall)
Series 2013A
5.00%, 12/01/47	1,955	1,951,657
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	3,165	2,585,552
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
5.00%, 2/01/24 (c)	550	681,048
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 1/01/40	1,200	1,243,572
Virginia Small Business Fin Auth (Elizabeth River Crossing LLC)
5.50%, 1/01/42	2,275	2,493,491
Virginia Trnsp Brd (Virginia Lease Trnsp Fund)
5.00%, 5/15/23 (c)	1,000	1,244,230

		11,567,774

Washington - 2.4%
Washington St GO
5.00%, 7/01/24 (c)	1,000	1,199,430
Washington St HFC (Mirabella Proj)
6.75%, 10/01/47	1,150	1,166,951
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	1,065	1,071,030

		3,437,411

Total Long-Term Municipal Bonds (cost $132,482,950)		136,130,596

Short-Term Municipal Notes - 6.1%
Connecticut - 4.0%
Connecticut Hlth & Ed Fac Auth (Yale University)
Series 2001V-2
0.09%, 7/01/36 (d)	1,600	1,600,000
Series 2005 Y-3
0.08%, 7/01/35 (d)	4,000	4,000,000

		5,600,000

	Principal Amount (000)	U.S. $ Value
Mississippi - 2.1%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009E
0.12%, 12/01/30 (d)	$1,050	$1,050,000
Series 2011D
0.10%, 11/01/35 (d)	2,000	2,000,000

		3,050,000

Total Short-Term Municipal Notes (cost $8,650,000)		8,650,000

Total Municipal Obligations (cost $141,132,950)		144,780,596

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Swaptions - 0.1%
IRS USD RTP Swaption 3 Month USD - LIBOR Expiration: Feb 2014, Exercise Rate: 3.165% (e)(f) (cost $207,862)	3,000,000	199,356

	Shares
SHORT-TERM INVESTMENT - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc. -
Government STIF Portfolio, 0.13% (g) (cost $120,384)	120,384	120,384

Total Investments - 102.5% (cost $141,461,196) (h)		145,100,336
Other assets less liabilities - (2.5)%		(3,605,592)

Net Assets - 100.0%		$141,494,744

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
CDX-NAHY Series 18 5 Year Index, 6/20/17*	5.00%	4.12%	$1,980	$77,413	$(81,683)	$159,096

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate market value of these securities amounted to $206,561 or 0.1% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	One contract relates to 1 share.
(f)	Non-income producing security.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,044,369 and gross unrealized depreciation of investments was $(405,229), resulting in net unrealized appreciation of $3,639,140.

As of January 31, 2013, the Fund held 0.8% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Board
LIBOR	-	London Interbank Offered Rates
MFHR	-	Multi-Family Housing Revenue
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Shares

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$108,859,049		$27,271,547		$136,130,596
Short-Term Municipal Notes		– 0	–	8,650,000		– 0	–	8,650,000
Options Purchased - Puts		– 0	–	199,356		– 0	–	199,356
Short-Term Investments		120,384		– 0	–	– 0	–	120,384

Total Investments in Securities		120,384		117,708,405		27,271,547		145,100,336
Other Financial Instruments* :
Assets:
Credit Default Swap Contracts		– 0	–	159,096		– 0	–	159,096
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$120,384		$117,867,501		$27,271,547		$145,259,432

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 4/30/12	$2,764,044		$2,764,044
Accrued discounts/(premiums)	997		997
Realized gain (loss)	1,590		1,590
Change in unrealized appreciation/depreciation	745,460		745,460
Purchases	24,162,666		24,162,666
Sales	(295,000)		(295,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(108,210)		(108,210)

Balance as of 1/31/13+	$27,271,547		$27,271,547

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/13	$1,255,365		$1,255,365

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolios Level 3 investments at January 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at
	01/31/2013	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	27,271,547	Third Party Vendor	Evaluated Quotes	$65.95 - $121.06

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Taxable Multi-Sector Income Shares

Portfolio of Investments

January 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 48.9%
Industrial - 30.4%
Basic - 1.6%
Dow Chemical Co. (The)
5.90%, 2/15/15	$250	$275,327
Ecolab, Inc.
2.375%, 12/08/14	250	257,229

		532,556

Capital Goods - 1.3%
Caterpillar Financial Services Corp.
1.375%, 5/20/14	240	242,856
Precision Castparts Corp.
0.70%, 12/20/15	202	202,097

		444,953

Communications - Media - 3.0%
CBS Corp.
1.95%, 7/01/17	250	254,113
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/01/14	255	271,094
NBCUniversal Media LLC
3.65%, 4/30/15	240	254,246
Time Warner Cable, Inc.
5.85%, 5/01/17	225	262,503

		1,041,956

Communications - Telecommunications - 3.7%
AT&T, Inc.
1.40%, 12/01/17	300	297,750
5.625%, 6/15/16	225	258,068
Verizon Communications, Inc.
1.25%, 11/03/14	240	242,954
Vodafone Group PLC
1.25%, 9/26/17	250	248,743
5.375%, 1/30/15	215	234,566

		1,282,081

Consumer Cyclical - Automotive - 3.7%
American Honda Finance Corp.
2.375%, 3/18/13 (a)	300	300,726
Daimler Finance North America LLC
1.25%, 1/11/16 (a)	265	265,197
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)	220	235,163
Toyota Motor Credit Corp.
Series G
1.25%, 11/17/14	255	258,391
Volkswagen International Finance NV
0.912%, 11/20/14 (a)(b)	200	199,930

		1,259,407

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Entertainment - 0.7%
Walt Disney Co. (The)
4.50%, 12/15/13	$230	$238,179

Consumer Cyclical - Other - 1.0%
Carnival Corp.
1.875%, 12/15/17	360	359,214

Consumer Cyclical - Retailers - 1.8%
CVS Caremark Corp.
3.25%, 5/18/15	340	359,467
Walgreen Co.
1.00%, 3/13/15	245	245,137

		604,604

Consumer Non-Cyclical - 8.6%
AbbVie, Inc.
1.75%, 11/06/17 (a)	240	241,193
Altria Group, Inc.
4.125%, 9/11/15	225	243,847
Amgen, Inc.
2.30%, 6/15/16	300	312,209
Anheuser-Busch InBev Finance, Inc.
0.80%, 1/15/16	300	299,704
Coca-Cola Enterprises, Inc.
2.00%, 8/19/16	225	231,107
Eli Lilly & Co.
4.20%, 3/06/14	230	239,180
Gilead Sciences, Inc.
2.40%, 12/01/14	245	252,482
3.05%, 12/01/16	250	267,671
McKesson Corp.
0.95%, 12/04/15	107	107,268
Novartis Capital Corp.
4.125%, 2/10/14	230	238,273
Sanofi
1.625%, 3/28/14	240	243,417
Thermo Fisher Scientific, Inc.
3.20%, 5/01/15	250	262,583

		2,938,934

Energy - 2.2%
BP Capital Markets PLC
0.70%, 11/06/15	260	259,576
Chevron Corp.
1.104%, 12/05/17	255	254,903
ConocoPhillips
4.75%, 2/01/14	230	239,627

		754,106

Technology - 2.8%
Cisco Systems, Inc.
2.90%, 11/17/14	230	239,745
Hewlett-Packard Co.
1.55%, 5/30/14	240	240,593
Oracle Corp.
4.95%, 4/15/13	230	232,022

	Principal Amount (000)	U.S. $ Value
Texas Instruments, Inc.
1.375%, 5/15/14	$240	$242,948

		955,308

		10,411,298

Financial Institutions - 16.1%
Banking - 10.7%
ABN AMRO Bank NV
1.375%, 1/22/16 (a)	350	349,692
Bank of America Corp.
Series 1
3.75%, 7/12/16	230	245,321
BB&T Corp.
3.95%, 4/29/16	300	326,742
Citigroup, Inc.
3.953%, 6/15/16	220	236,092
Fifth Third Bancorp
3.625%, 1/25/16	220	234,573
Goldman Sachs Group, Inc. (The)
3.625%, 2/07/16	240	254,032
JPMorgan Chase & Co.
3.40%, 6/24/15	230	242,702
Series G
1.10%, 10/15/15	245	245,259
KeyBank NA/Cleveland OH
1.65%, 2/01/18	250	251,028
Morgan Stanley
3.80%, 4/29/16	245	258,704
PNC Funding Corp.
2.70%, 9/19/16	250	263,810
Royal Bank of Canada
Series G
1.45%, 10/30/14	255	259,226
SunTrust Banks, Inc.
3.60%, 4/15/16	230	245,944
Wells Fargo & Co.
3.676%, 6/15/16	235	254,485

		3,667,610

Finance - 1.5%
General Electric Capital Corp.
0.685%, 1/09/15 (b)	265	265,209
1.625%, 7/02/15	255	259,210

		524,419

Insurance - 3.9%
Berkshire Hathaway, Inc.
1.55%, 2/09/18	250	250,152
Coventry Health Care, Inc.
6.30%, 8/15/14	250	269,204
MetLife Institutional Funding II
0.675%, 1/06/15 (a)(b)	265	265,308
Prudential Financial, Inc.
4.75%, 9/17/15	250	273,063

	Principal Amount (000)	U.S. $ Value
WellPoint, Inc.
6.00%, 2/15/14	$250	$263,651

		1,321,378

		5,513,407

Utility - 2.4%
Electric - 0.8%
Consumers Energy Co.
5.00%, 3/15/15	250	272,156

Natural Gas - 1.6%
TransCanada PipeLines Ltd.
0.75%, 1/15/16	300	299,355
Williams Partners LP
3.80%, 2/15/15	230	243,229

		542,584

		814,740

Total Corporates - Investment Grades (cost $16,745,864)		16,739,445

MORTGAGE PASS-THROUGHS - 19.5%
Agency Fixed Rate 15-Year - 13.8%
Federal Home Loan Mortgage Corp. Gold
3.50%, 1/01/26-2/01/26	399	420,226
Federal National Mortgage Association
3.00%, 3/01/27-10/01/27	409	431,462
3.50%, 3/01/26-2/01/27	1,344	1,434,413
4.50%, 12/01/18-2/01/25	316	340,257
Series 2005
4.50%, 11/01/19	73	79,016
Series 2009
4.00%, 9/01/24	177	192,581
Series 2010
3.00%, 1/01/26	1,116	1,188,729
4.00%, 11/01/25	223	238,399
Series 2012
3.00%, 1/01/27-8/01/27	377	397,755

		4,722,838

Agency ARMs - 3.9%
Federal Home Loan Mortgage Corp.
1.842%, 12/01/42 (c)	650	668,777
3.504%, 6/01/40 (c)	633	668,986

		1,337,763

Agency Fixed Rate 30-Year - 1.8%
Federal National Mortgage Association
5.50%, 6/01/38	165	179,470
6.00%, 3/01/37	347	381,647
Series 2008

	Principal Amount (000)	U.S. $ Value
4.50%, 11/01/35	$53	$56,781

		617,898

Total Mortgage Pass-Throughs (cost $6,691,249)		6,678,499

ASSET-BACKED SECURITIES - 17.5%
Autos - Fixed Rate - 11.3%
Ally Auto Receivables Trust
Series 2012-SN1, Class A2
0.51%, 12/22/14	260	260,174
Ally Master Owner Trust
Series 2011-3, Class A2
1.81%, 5/15/16	150	152,219
AmeriCredit Automobile Receivables Trust
Series 2012-2, Class A3
1.05%, 10/11/16	150	151,073
Series 2012-4, Class A2
0.49%, 4/08/16	250	250,049
Avis Budget Rental Car Funding AESOP LLC
Series 2010-4A, Class A
2.09%, 4/20/15 (a)	300	304,248
Series 2012-3A, Class A
2.10%, 3/20/19 (a)	260	263,268
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16	250	252,097
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (a)	275	275,033
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	250	250,105
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.606%, 1/15/18	169	169,024
Hertz Vehicle Financing LLC
Series 2009-2A, Class A2
5.29%, 3/25/16 (a)	350	380,206
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)	315	314,552
Santander Drive Auto Receivables Trust
Series 2012-1, Class A2
1.25%, 4/15/15	186	186,117
Series 2012-5, Class A3
0.83%, 12/15/16	280	280,875
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15	130	130,086
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15	260	261,464

		3,880,590

	Principal Amount (000)	U.S. $ Value
Credit Cards - Fixed Rate - 3.8%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18	$250	$250,601
Chase Issuance Trust
Series 2012-A8, Class A8
0.54%, 10/16/17	250	249,584
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9
5.10%, 11/20/17	205	230,143
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17	200	201,107
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18	200	199,533
GE Capital Credit Card Master Note Trust
Series 2012-1, Class A
1.03%, 1/15/18	150	151,472

		1,282,440

Autos - Floating Rate - 1.6%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.606%, 9/15/17 (a)(b)	300	299,586
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.695%, 6/20/17 (b)	250	251,264

		550,850

Credit Cards - Floating Rate - 0.8%
GE Capital Credit Card Master Note Trust
Series 2011-2, Class A
0.686%, 5/15/19 (b)	285	287,431

Total Asset-Backed Securities (cost $6,011,386)		6,001,311

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.1%
Non-Agency Fixed Rate CMBS - 9.1%
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class A1
3.156%, 7/10/46 (a)	238	250,309
Series 2012-CR3, Class A1
0.666%, 11/15/45	144	143,776
Series 2012-CR4, Class A1
0.704%, 10/15/45	132	131,498
Series 2012-CR5, Class A1
0.673%, 12/10/45	108	107,794
Series 2013-LC6, Class A1
0.724%, 1/10/46	148	147,948
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1
0.662%, 11/10/45	146	145,807
Series 2013-GC10, Class A1
0.696%, 2/10/46	176	176,158

	Principal Amount (000)	U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2010-C1, Class A1
3.853%, 6/15/43 (a)	$284	$301,148
Series 2011-C3, Class A1
1.875%, 2/15/46 (a)	159	161,716
Series 2012-LC9, Class A1
0.67%, 12/15/47	23	23,123
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A1
0.738%, 2/15/46	245	244,096
Morgan Stanley Capital I, Inc.
Series 2011-C2, Class A1
1.48%, 6/15/44 (a)	159	161,439
Series 2011-C3, Class A1
2.178%, 7/15/49	291	298,518
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1
0.673%, 12/10/45	120	119,725
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1
2.501%, 2/15/44 (a)	133	136,691
Series 2012-C10, Class A1
0.734%, 12/15/45	256	256,198
Series 2012-C10, Class A3
2.875%, 12/15/45	16	16,029
Series 2012-C9, Class A1
0.673%, 11/15/45	163	163,184
Series 2013-C11, Class A1
0.799%, 3/15/45	115	114,648

Total Commercial Mortgage-Backed Securities (cost $3,105,539)		3,099,805

	Shares
SHORT-TERM INVESTMENTS - 9.1%
Investment Companies - 9.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (d) (cost $3,114,339)	3,114,339	3,114,339

Total Investments - 104.1% (cost $35,668,377) (e)		35,633,399
Other assets less liabilities - (4.1)% (f)		(1,408,835)

Net Assets - 100.0%		$34,224,564

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr Futures	17	March 2013	$2,109,049	$2,103,484	$5,565

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate market value of these securities amounted to $4,705,405 or 13.7% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2013.
(c)	Variable rate coupon, rate shown as of January 31, 2013.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,921 and gross unrealized depreciation of investments was $(56,899), resulting in net unrealized depreciation of $(34,978).
(f)	An amount of U.S. $9,350 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2013.

Glossary:

ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities

AllianceBernstein Taxable Multi-Sector Income Shares

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$16,739,445		$	– 0	–	$16,739,445
Mortgage Pass-Throughs		– 0	–	6,678,499			– 0	–	6,678,499
Asset-Backed Securities		– 0	–	6,001,311			– 0	–	6,001,311
Commercial Mortgage-Backed Securities		438,754		2,362,644			298,407		3,099,805
Short-Term Investments		3,114,339		– 0	–		– 0	–	3,114,339

Total Investments in Securities		3,553,093		31,781,899			298,407		35,633,399
Other Financial Instruments* :
Assets:
Futures Contracts		5,565		– 0	–		– 0	–	5,565
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total^		$3,558,658		$31,781,899			$298,407		$35,638,964

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Total
Balance as of 04/30/12	$480,985		$480,985
Accrued discounts/(premiums)	(216)		(216)
Realized gain (loss)	19,956		19,956
Change in unrealized appreciation/depreciation	(20,355)		(20,355)
Purchases	309,288		309,288
Sales	(491,251)		(491,251)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/13	$298,407		$298,407

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/13	$(531)		$(531)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Tax-Aware Real Return Income Shares

Portfolio of Investments

January 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.5%
Long-Term Municipal Bonds - 92.0%
Alaska - 3.5%
Anchorage AK GO
Series 2012B
5.00%, 8/01/15	$125	$138,731
Valdez AK Marine Terminal (BP PLC)
Series 2011B
5.00%, 1/01/16	100	110,606

		249,337

Arizona - 2.6%
Arizona Trnsp Brd Highway
Series 2013A
5.00%, 7/01/25	155	190,211

California - 7.0%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	185	187,142
Los Angeles CA Wstwtr Sys
Series 2012C
5.00%, 6/01/25	180	220,394
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2011C
5.00%, 5/01/22	80	94,544

		502,080

Colorado - 2.8%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2012A
5.00%, 11/15/27	120	137,248
Series 2012B
5.00%, 11/15/25	55	65,752

		203,000

Florida - 11.8%
Broward Cnty FL Sch Brd COP
5.25%, 7/01/22	135	162,871
Citizens Ppty Ins Corp. FL
NPFGC Series A
5.00%, 3/01/16	145	161,198
Florida Brd of Ed GO (Florida GO)
Series 2013A
5.00%, 6/01/17 (a)	75	87,778
Florida Mun Pwr Agy
Series 2011B
5.00%, 10/01/23	140	166,127
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011B
5.00%, 6/01/15	100	108,844
Jacksonville FL Sales Tax
5.00%, 10/01/23	50	59,331

	Principal Amount (000)	U.S. $ Value
Jacksonville FL Trnsp
Series 2012A
5.00%, 10/01/26	$85	$101,596

		847,745

Georgia - 0.6%
Georgia Mun Elec Auth
NPFGC Series A
5.25%, 1/01/14	45	46,916

Indiana - 6.9%
Indiana Finance Auth (Indiana SRF)
5.00%, 2/01/27	280	330,851
Indianapolis IN Loc Bond Bank (Indianapolis IN Arpt Auth)
AMBAC
5.25%, 1/01/14	100	104,286
Indianapolis IN Loc Bond Bank (Marion Cnty IN Cap Impt Brd)
Series 2011K
5.00%, 6/01/26	55	63,089

		498,226

Louisiana - 1.0%
Louisiana Citizens Ppty Ins Corp.
AMBAC
5.25%, 6/01/13	70	70,974

Maryland - 6.6%
Baltimore MD GO
Series 2013B
5.00%, 10/15/16	250	288,640
Maryland GO
5.00%, 3/15/15	170	186,536

		475,176

Massachusetts - 2.3%
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/26	140	165,336

Michigan - 3.9%
Michigan Finance Auth (Michigan Unemployment)
Series 2012A
5.00%, 7/01/19	50	62,238
Series 2012B
5.00%, 7/01/22	190	214,837

		277,075

New Jersey - 1.9%
New Jersey Trnsp Trust FD Auth (New Jersey Trnsp Trust Fund)
NPFGC-RE
5.625%, 6/15/13	135	137,577

New York - 13.6%
Long Island Pwr Auth NY
NPFGC Series 2006D
2.429%, 9/01/15 (b)	100	102,231

	Principal Amount (000)	U.S. $ Value
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	$185	$223,104
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/26	175	214,470
New York St Dormitory Auth (New York St Pers Income Tax)
4.00%, 3/15/13	190	190,817
Series 2011C
5.00%, 3/15/25	50	60,059
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2011A
4.00%, 4/01/13	190	191,129

		981,810

North Carolina - 3.0%
North Carolina Cap Impt Lease
Series 2008A
5.00%, 5/01/26	185	214,968

Oregon - 2.3%
Tri-County Met Trnsp Dist OR Grant Prog
Series 2011A
5.00%, 10/01/25	140	165,887

Pennsylvania - 4.0%
Pennsylvania GO
Series 2010A
5.00%, 5/01/13-5/01/14	245	252,477
Philadelphia PA Gas Works
Series 2011-1975
5.00%, 7/01/14	35	37,065

		289,542

Puerto Rico - 2.6%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/21	75	77,785
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
3.282%, 7/01/28 (b)	135	107,035

		184,820

Texas - 8.3%
Conroe TX ISD GO
5.00%, 2/15/24	180	217,335
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	100	118,811
Houston TX Util Sys
Series 20011E
5.00%, 11/15/13	185	191,838
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.25%, 9/01/26	55	66,652

		594,636

	Principal Amount (000)	U.S. $ Value
Virginia - 3.0%
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/25	$185	$216,844

Washington - 4.3%
Central Puget Sound WA RTA
Series 2012P
5.00%, 2/01/25	165	201,741
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/25	90	106,604

		308,345

Total Long-Term Municipal Bonds (cost $6,354,127)		6,620,505

Short-Term Municipal Notes - 3.5%
Texas - 3.5%
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
0.08%, 11/01/51 (c)
(cost $250,000)	250	250,000

Total Municipal Obligations (cost $6,604,127)		6,870,505

CORPORATES - INVESTMENT GRADES - 3.2%
Financial Institutions - 1.6%
Banking - 1.2%
Bank of America Corp.
7.375%, 5/15/14	25	26,964
Capital One Financial Corp.
2.125%, 7/15/14	13	13,226
Citigroup, Inc.
6.00%, 12/13/13	17	17,763
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	25	26,043

		83,996

Finance - 0.4%
General Electric Capital Corp.
2.15%, 1/09/15	27	27,754

		111,750

Industrial - 1.4%
Communications - Telecommunications - 0.3%
Verizon Communications, Inc.
5.25%, 4/15/13	25	25,237

Consumer Cyclical - Automotive - 0.2%
Daimler Finance North America LLC
6.50%, 11/15/13	14	14,623

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
1.25%, 2/27/15	14	14,126

	Principal Amount (000)	U.S. $ Value
Consumer Non-Cyclical - 0.2%
Actavis, Inc.
1.875%, 10/01/17	$15	$15,055

Energy - 0.1%
ConocoPhillips
4.75%, 2/01/14	6	6,251

Technology - 0.4%
Hewlett-Packard Co.
1.55%, 5/30/14	27	27,067

		102,359

Utility - 0.2%
Electric - 0.2%
Exelon Generation Co. LLC
5.35%, 1/15/14	13	13,558

Total Corporates - Investment Grades (cost $223,622)		227,667

	Shares
SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (d) (cost $79,511)	79,511	79,511

Total Investments - 99.8% (cost $6,907,260) (e)		7,177,683
Other assets less liabilities - 0.2%		13,753

Net Assets - 100.0%		$7,191,436

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$4,100	1/14/16	0.52%	3 Month LIBOR	$12,557
Barclays Bank PLC	4,000	1/14/20	1.395%	3 Month LIBOR	67,357
Citibank, NA	250	7/7/23	2.035%	3 Month LIBOR	3,927
JPMorgan Chase Bank, NA	1,100	3/6/15	0.643%	3 Month LIBOR	(4,277)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$2,400	9/13/17	1.097%	3 Month LIBOR	$(7,342)

					$72,222

INFLATION (CPI) SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$200	1/31/27	2.628%	CPI#	$7,422
Citibank, NA	300	7/19/22	2.40%	CPI#	10,057
Citibank, NA	100	12/7/22	2.748%	CPI#	264
Deutsche Bank AG	2,300	6/2/13	2.094%	CPI#	(2,643)
Deutsche Bank AG	700	6/30/14	1.998%	CPI#	(773)
Deutsche Bank AG	800	7/21/14	2.155%	CPI#	(6,032)
Deutsche Bank AG	300	6/20/21	2.655%	CPI#	(1,671)
Deutsche Bank AG	200	9/7/21	2.40%	CPI#	5,137
JPMorgan Chase Bank, NA	600	8/17/22	2.523%	CPI#	14,044
JPMorgan Chase Bank, NA	100	6/30/26	2.89%	CPI#	(1,236)
JPMorgan Chase Bank, NA	200	7/21/26	2.935%	CPI#	(4,122)
JPMorgan Chase Bank, NA	150	12/23/26	2.484%	CPI#	8,644

					$29,091

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Barclays Capital US Inflation Linked Bonds 1 to 10 Year	6,268	0.52%	$8,500	1/14/14	Barclays Bank PLC	$(57,852)

(a)	When-Issued or delayed delivery security.

(b)	Variable rate coupon, rate shown as of January 31, 2013.
(c)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $272,880 and gross unrealized depreciation of investments was $(2,457), resulting in net unrealized appreciation of $270,423.

As of January 31, 2013, the Fund held 10.2% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
GO	-	General Obligation
ISD	-	Independent School District
LIBOR	-	London Interbank Offered Rates
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PUD	-	Public Utility District
RTA	-	Regional Transportation Authority
SRF	-	State Revolving Fund

AllianceBernstein Tax-Aware Real Return Income Shares

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$6,620,505		$	– 0	–	$6,620,505
Short-Term Municipal Notes		– 0	–	250,000			– 0	–	250,000
Corporates - Investment Grades		– 0	–	227,667			– 0	–	227,667
Short-Term Investments		79,511		– 0	–		– 0	–	79,511

Total Investments in Securities		79,511		7,098,172			– 0	–	7,177,683
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	83,841			– 0	–	83,841
Inflation (CPI) Swap Contracts		– 0	–	45,568			– 0	–	45,568
Liabilities:
Interest Rate Swap Contracts		– 0	–	(11,619)			– 0	–	(11,619)
Inflation (CPI) Swap Contracts		– 0	–	(16,477)			– 0	–	(16,477)
Total Return Swap Contracts		– 0	–	– 0	–		(57,852)		(57,852)

Total^		$79,511		$7,199,485			$(57,852)		$7,221,144

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Total Return Swap Contracts		Total
Balance as of 4/30/12	$124,207		$124,207
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	405,760		405,760
Change in unrealized appreciation/depreciation	(182,059)		(182,059)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Settlements	(405,760)		(405,760)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/13	$(57,852)		$(57,852)

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/13	$(57,852)		$(57,852)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2013